Income Tax - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax liabilities	$ 0
Canada [member] | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses and tax pools	$ 31,823	$ 0
Canada [member] | Unused tax losses [member] | Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards expiration year	2029
Canada [member] | Unused tax losses [member] | Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards expiration year	2039